Notes Payables (Details) - Schedule of Notes Payables - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022
Notes Payables (Details) - Schedule of Notes Payables [Line Items]
Total		$ 9,411	$ 2,046
Bank acceptance notes payable issued by Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch [Member]
Notes Payables (Details) - Schedule of Notes Payables [Line Items]
Total	[1]	1,107	2,046
Commercial acceptance notes payable guaranteed by China Minsheng Bank Fuzhou Branch [Member]
Notes Payables (Details) - Schedule of Notes Payables [Line Items]
Total	[2]	$ 8,304

[1]	On March 20, 2023, Shanghai Pudong Development Bank Co., Ltd. issued bank acceptance notes payable of approximately $1.1 million (RMB8.0 million) to the Company with due date on September 30, 2023. The Company was required to maintain restricted cash deposits of approximately $0.3 million (RMB2.4 million) in such bank, in order to ensure future credit availability. These notes were fully paid upon maturity and the restricted deposit was also released upon the note repayments.
[2]	In February 2023, the Company issued commercial acceptance notes payable of approximately $8.3 million (RMB60.0 million) and guaranteed by China Minsheng Bank Fuzhou Branch with a due date on February 6, 2024. The commercial acceptance notes were collateralized by the real estate property valued at approximately $8.0 million and the land use rights for the property located at Dapu village, Honglu street, Fuqing City, Fuzhou City, Fujian Province, PRC, valued at approximately $0.9 million, owned by the Company and were further guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company, and his brother, Yongteng Liu.